Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Leasehold improvements	58,136,435	58,932,840	9,031,853
Furniture, fixtures and equipment	29,744,931	29,236,780	4,480,733
Motor vehicles	3,701,461	3,701,461	567,274
Total	91,582,827	91,871,081	14,079,860
Accumulated depreciation	(63,748,067)	(74,777,244)	(11,460,115)
Property and equipment, net	27,834,760	17,093,837	2,619,745

Depreciation expense was RMB13,416,578,  RMB20,659,686 and RMB12,172,802 for the years ended December 31, 2018, 2019 and 2020, respectively.